Supplement dated May 6, 2009	Value Line Aggressive Income Trust Prospectus and Statement of Additional Information, each dated June 1, 2008
Value Line Asset Allocation Fund, Inc. Prospectus and Statement of Additional Information, each dated August 1, 2008
Value Line Cash Fund, Inc. Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line Centurion Fund, Inc. Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line Convertible Fund, Inc. Prospectus and Statement of Additional Information, each dated September 1, 2008
Value Line Emerging Opportunities Fund, Inc. Prospectus and Statement of Additional Information, each dated August 1, 2008
Value Line Fund, Inc. Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line Income & Growth Fund, Inc. Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line Larger Companies Fund, Inc. Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line New York Tax Exempt Trust Prospectus and Statement of Additional Information, each dated June 1, 2008
Value Line Premier Growth Fund, Inc. Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line Strategic Asset Management Trust Prospectus and Statement of Additional Information, each dated May 1, 2009
Value Line Tax Exempt Fund, Inc. Prospectus and Statement of Additional Information, each dated July 1, 2008
Value Line U.S. Government Securities Fund, Inc. Prospectus and Statement of Additional Information, each dated January 1, 2009

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus, the Statement of Additional Information, and all applicable Supplements.

Name Change of Value Line Securities, Inc.

On May 6, 2009, Value Line Securities, Inc., the Funds’ distributor, changed its name to EULAV Securities, Inc.  No other change was made to the distributor’s organization, including its operations and personnel.

All references in the Funds’ prospectuses and statements of additional information describing “Value Line Securities, Inc.” as the Funds’ distributor are hereby changed to “EULAV Securities, Inc.”

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INVESTORS SHOULD RETAIN THIS AND ALL OTHER SUPPLEMENTS WITH THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE